Transactions and Balances with Related Parties (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions and Balances with Related Parties [Abstract]
Management fees from the parent company (section d)	₪ 1.5	₪ 1.4	₪ 1.5
Interest income from investees	₪ 23.0	₪ 29.0	₪ 34.0